PROPERTY, PLANT AND EQUIPMENT - Net Book Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 4,803	$ 5,111
Additions, net of disposals	440	377
Assets held by subsidiaries disposed during the period		(653)
Non-cash additions	3	(4)
Depreciation expense	(110)	(128)
Fair value adjustments	100	134
Net foreign currency exchange differences	(518)	(34)
Ending balance	4,718	4,803
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,935	4,197
Additions, net of disposals	435	367
Assets held by subsidiaries disposed during the period		(599)
Non-cash additions	7	(1)
Depreciation expense	0	0
Fair value adjustments	0	0
Net foreign currency exchange differences	(430)	(29)
Ending balance	3,947	3,935
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(673)	(719)
Additions, net of disposals	5	10
Assets held by subsidiaries disposed during the period		163
Non-cash additions	(4)	(3)
Depreciation expense	(110)	(128)
Fair value adjustments	0	0
Net foreign currency exchange differences	75	4
Ending balance	(707)	(673)
Accumulated fair value adjustments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,541	1,633
Additions, net of disposals	0	0
Assets held by subsidiaries disposed during the period		(217)
Non-cash additions	0	0
Depreciation expense	0	0
Fair value adjustments	100	134
Net foreign currency exchange differences	(163)	(9)
Ending balance	$ 1,478	$ 1,541